ORGANIZATION AND BASIS OF FINANCIAL STATEMENTS (DETAILS) (Ktl [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Ktl [Member]
Proceeds from disposal	$ 208
Less: Net assets of KTL as of disposal date	(171)
Gain on disposal of KTL	$ 37